Expense Example - FidelityFreedomFunds-K6ComboPRO - FidelityFreedomFunds-K6ComboPRO - Fidelity Freedom 2015 Fund - Fidelity Freedom 2015 Fund - Class K6	May 30, 2023 USD ($)
Expense Example:
1 year	$ 28
3 years	87
5 years	152
10 years	$ 343